Revenue- By type (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Revenue by type of service
Revenue	$ 56,152	¥ 376,844	¥ 250,266	¥ 158,273
Customer management services
Revenue by type of service
Revenue		165,616	128,898	89,287
P4P and display marketing
Revenue by type of service
Revenue		151,654	119,822	83,581
Other customer management services
Revenue by type of service
Revenue		13,962	9,076	5,706
Commission
Revenue by type of service
Revenue		81,086	52,411	37,848
Membership fees
Revenue by type of service
Revenue		19,139	13,823	10,638
Logistics services
Revenue by type of service
Revenue		23,397	6,759
Cloud computing services
Revenue by type of service
Revenue		24,702	13,390	6,663
Sales of goods
Revenue by type of service
Revenue		46,942	18,719	3,889
Other revenue
Revenue by type of service
Revenue		¥ 15,962	¥ 16,266	¥ 9,948